RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended				0 Months Ended						6 Months Ended	3 Months Ended		0 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 14, 2014 Founder [Member] Vincent Chase Inc. [Member] Subsequent Event [Member] Monthly Advisory and Consulting Service Fee [Member]	Jun. 30, 2014 Founder [Member] Vincent Chase Inc. [Member] Annual Advisory and Consulting Service Fee [Member]	Jun. 30, 2014 Founder [Member] Vincent Chase Inc. [Member] Monthly Advisory and Consulting Service Fee [Member]	Dec. 31, 2013 Founder [Member] Vincent Chase Inc. [Member]	Oct. 28, 2013 Founder [Member] Vincent Chase Inc. [Member]	Sep. 20, 2013 Founder [Member] Vincent Chase Inc. [Member]	Jun. 30, 2013 Founder [Member] Vincent Chase Inc. [Member]	Jul. 21, 2014 Founder [Member] PVM International Inc. (PVMI) [Member] Subsequent Event [Member]	Jul. 09, 2014 Founder [Member] PVM International Inc. (PVMI) [Member] Subsequent Event [Member]	Aug. 13, 2014 Founder [Member] PVM International Inc. (PVMI) [Member] Subsequent Event [Member]	Jun. 30, 2014 Founder [Member] PVM International Inc. (PVMI) [Member] Related Party Note Payable #1 [Member]	Jun. 30, 2014 Founder [Member] PVM International Inc. (PVMI) [Member] Related Party Note Payable #2 [Member]	Mar. 31, 2014 Founder [Member] PVM International Inc. (PVMI) [Member] Related Party Note Payable 3 [Member]	Jun. 30, 2014 Founder [Member] PVM International Inc. (PVMI) [Member]	Mar. 31, 2014 Related Party and Shareholder [Member]	Dec. 31, 2012 Shareholder [Member]	Jan. 01, 2012 Affiliated Entity [Member] Acquisition of Subsidiaries and Exclusive use of Patents [Member] PVM International Inc. (PVMI) [Member]	Dec. 31, 2012 Affiliated Entity [Member] Acquisition of Subsidiaries and Exclusive use of Patents [Member] PVM International Inc. (PVMI) [Member]	Jan. 01, 2012 Affiliated Entity [Member] Acquisition of Subsidiaries and Exclusive use of Patents [Member] PVM International Inc. (PVMI) [Member]	Dec. 31, 2013 Affiliated Entity [Member] Management Advisory and Consulting Services [Member] Vincent Chase Inc. [Member]	Dec. 31, 2012 Affiliated Entity [Member] Management Advisory and Consulting Services [Member] Vincent Chase Inc. [Member]	Dec. 31, 2012 Affiliated Entity [Member] Management Advisory and Consulting Services [Member] Kind Clinics, LLC [Member]	Mar. 28, 2014 Affiliated Entity [Member] Subsequent Event [Member]	Jan. 01, 2012 Affiliated Entity [Member] PVM International Inc. (PVMI) [Member]	Dec. 31, 2013 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Oct. 28, 2013 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Sep. 20, 2013 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Dec. 31, 2012 Affiliated Entity [Member] Kind Clinics, LLC [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Reimbursement of Construction Project Expenses [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Reimbursement of Advances on Investment [Member]	Dec. 31, 2013 Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Equity Method Investment, Ownership Percentage													100.00%							100.00%										100.00%				100.00%
Related Party Transaction, Amounts of Transaction							$ 25,000	$ 75,000	$ 12,500												$ 150,000					$ 262,500	$ 230,706	$ 113,613							$ 98,519	$ 24,000
Number of Promissory Notes										2										3											2
Debt Instrument, Face Amount											100,000	150,000				350,000	250,000	100,000	500,000			125,000			1,000,000							100,000	150,000
Due to Related Parties, Current										111,794										516,674				775,038							111,794
Revenue from Related Parties	0	0	1,000,000	0	0	0															1,000,000
Repayments of Related Party Debt														75,000	500,000
Debt Instrument, Interest Rate, Stated Percentage																						0.00%			10.00%
Notes Payable, Related Parties, Current	516,674		516,674		111,794	869,038																94,000							16,574
Stock Issued During Period, Shares, Acquisitions (in Shares)																							2,000,000
Business Acquisition, Percentage of Voting Interests Acquired																									100.00%
Debt Instrument, Collateral																							The note was secured with 1,000,000 shares of the Company’s common stock.
Equity Method Investments																															1.00
Salaries, Wages and Officers' Compensation																																					133,991
Manufacturing Costs					$ 480,000	$ 510,000